Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Schedule of reconciliation of liabilities arising from financing activities

	Lease liabilities $	Trade financing $	Convertible securities $	Preference shares liabilities $	Amounts due to shareholders $	Total $
	(note 22)	(note 23(a))	(note 24)	(note 25)
At January 1, 2021	1,669,857	—	15,346,113	—	133,314	17,149,284
Changes from financing cash flows:
Proceeds from issuance of convertible securities	—	—	4,980,718	—	—	4,980,718
Proceeds from issuance of preference shares liabilities	—	—	—	25,970,000	—	25,970,000
Capital element of lease rentals paid	(1,299,031)	—	—	—	—	(1,299,031)
Interest element of lease rentals paid	(205,915)	—	—	—	—	(205,915)
Decrease in amounts due to shareholders	—	—	—	—	(128,797)	(128,797)

Total changes from financing cash flows	(1,504,946)	—	4,980,718	25,970,000	(128,797)	29,316,975
Other changes:
Increase in lease liabilities from entering into new leases	4,896,384	—	—	—	—	4,896,384
Interest expenses (note 8(a))	205,915	—	—	—	—	205,915
Fair value loss on convertible securities (note 2 4 )	—	—	29,054,669	—	—	29,054,669
Fair value loss on preference shares liabilities (note 2 5 )	—	—	—	125,398,798	—	125,398,798
Changes in the carrying amount of preference shares liabilities (note 2 5 )	—	—	—	5,009,847	—	5,009,847
Reclassification of Series A, Series B and Series C preference shares from equity	—	—	—	279,832,806	—	279,832,806
Fair value recognized in other reserve due to amendment of terms (note 2 4 )	—	—	811,819	—	—	811,819
Converted to Series D preference shares of the Company (note 2 4 )	—	—	(50,193,319)	50,193,319	—	—
Vesting of shares under the restricted share scheme	—	—	—	—	(4,517)	(4,517)

Total other changes	5,102,299	—	(20,326,831)	460,434,770	(4,517)	445,205,721

At December 31, 2021	5,267,210	—	—	486,404,770	—	491,671,980

	Lease liabilities	Trade financing	Convertible securities	Preference shares liabilities	Amounts due to shareholders	Total
	$	$	$	$	$	$
	(note 22)	(note 23(a))	(note 24)	(note 25)
At January 1, 2022	5,267,210	—	—	486,404,770	—	491,671,980
Changes from financing cash flows:
Capital element of lease rentals paid	(1,834,272)	—	—	—	—	(1,834,272)
Interest element of lease rentals paid	(244,085)	—	—	—	—	(244,085)
Interest paid	—	(172,978)	—	—	—	(172,978)
Proceeds from trade financing	—	21,677,075	—	—	—	21,677,075
Repayment of trade financing	—	(21,677,075)	—	—	—	(21,677,075)

Total changes from financing cash flows	(2,078,357)	(172,978)	—	—	—	(2,251,335)
Other changes:
Increase in lease liabilities from entering into new leases	833,538	—	—	—	—	833,538
Interest expenses (note 8(a))	244,085	172,978	—	—	—	417,063
Changes in the carrying amount of preference shares liabilities (note 2 5 )	—	—	—	3,752,758	—	3,752,758
Additions from acquisition (note 3 3 (C))	2,379,687	—	—	—	—	2,379,687
Fair value loss on preference shares liabilities (note 2 5 )	—	—	—	60,091,353	—	60,091,353
Reclassification to share premium (note 25)	—	—	—	(550,248,881)	—	(550,248,881)

Total other changes	3,457,310	172,978	—	(486,404,770)	—	(482,774,482)

At December 31, 2022	6,646,163	—	—	—	—	6,646,163